FINANCIAL INSTRUMENT RISK - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENT RISK
Bridge loan, carrying amount	$ 15,066,071
Sales tax recoverable	958,332	$ 41,139
Restricted cash, bonds	91,341	6,302
Restricted cash, deposits	152,125
Escrow deposits	0	27,000,084
Cash, cash equivalents and restricted cash and cash equivalents	$ 92,963,414	30,001,806
Interest rate risk | 1% increase or decrease
FINANCIAL INSTRUMENT RISK
Percentage of reasonably possible increase (decrease) in risk assumption	1.00%
Effect on Pre-Tax Loss	$ 929,634	$ 300,018
Foreign currency risk | Change +10%
FINANCIAL INSTRUMENT RISK
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Equity price risk | Change +10%
FINANCIAL INSTRUMENT RISK
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%